SMALL BUSINESS ADMINISTRATION LOAN (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 17, 2002	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Proceeds from small business administration loan	$ 989,100				$ 4,803
Interest rate	4.00%
Outstanding balance				979,950	979,950
Monthly installments of debt	$ 4,813
Payment reverting back per month	500
Debt instrument payment reverting	4,813
Accrued interest payable				693,299	$ 654,101
Coroware, Inc. and Subsidiaries [Member]
Proceeds from small business administration loan	$ 989,100		$ 1,222
Interest rate	4.00%
Outstanding balance		979,950		979,950
Monthly installments of debt	$ 4,813
Payment reverting back per month	500
Debt instrument payment reverting	$ 4,813
Accrued interest payable		$ 732,497		$ 693,299